Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 3,458	$ 49,945
Short term interest-bearing bank deposits	25,443	299
Prepaid expenses and other receivables	1,884	2,086
Total Current Assets	30,785	52,330
Non-Current Assets
Long term interest-bearing bank deposits	7,159
Property and equipment, net	9,574	9,875
Other assets	5,510	5,437
Total Non-Current Assets	22,243	15,312
TOTAL ASSETS	53,028	67,642
Current Liabilities
Accounts payable	1,554	1,948
Accrued expenses and other liabilities	3,437	4,659
Total Current Liabilities	4,991	6,607
Non-Current Liabilities
Other long-term liabilities	3,702	4,194
Total Non-Current Liabilities	3,702	4,194
Commitments and Contingent Liabilities
TOTAL LIABILITIES	8,693	10,801
SHAREHOLDERS’ EQUITY
Ordinary shares of NIS 0.4 par value: Authorized: 45,000,000 shares as of June 30, 2023 and December 31, 2022; Issued and outstanding: 18,589,139 and 18,421,852 as of June 30, 2023 and December 31, 2022;	2,136	2,117
Additional paid in capital	138,133	136,648
Foreign currency translation adjustments	1,101	1,101
Accumulated deficit	(97,035)	(83,025)
TOTAL SHAREHOLDERS’ EQUITY	44,335	56,841
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 53,028	$ 67,642